PROPERTY AND EQUIPMENT, NET	12 Months Ended
Sep. 30, 2019
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
4.	PROPERTY AND EQUIPMENT, NET
Property and equipment, net consist of the following:

	As of September 30 ,
	2018	2019
Cost:	1,797,164	1,914,041
Buildings	40,167	40,167
Leasehold improvements	1,222,639	1,308,310
Furniture, fixtures and equipment used in apartments	512,597	542,855
Vehicle	1,710	1,710
Office furniture, fixtures and equipment	20,051	20,999
Less: Accumulated depreciation	(378,488)	(551,154)
Less: Impairment	(174,708)	(208,328)

	As of September 30 ,
	2018	2019
Construction in progress	76,854	30,752

Property and equipment, net	1,320,822	1,185,311

Depreciation expenses were
RMB101,473,

RMB151,543, and RMB214,192

for the years ended September 30,
20
17,
2018 and 2019, respectively.